Commitments and Contingencies (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments
Total rent expense for operating leases	$ 477	$ 468	$ 303
Minimum
Commitments
Term of programming contracts	1 year
Maximum
Commitments
Term of programming contracts	10 years